INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 13 – INCOME TAXES

The Company has established deferred tax assets and liabilities for the recognition of future deductions or taxable amounts and operating loss carry forward. Deferred federal and state income tax expense or benefit is recognized as a result of the change in the deferred tax asset or liability during the year using the currently enacted tax laws and rates that apply to the period in which they are expected to affect taxable income. Valuation allowances are established, if necessary, to reduce deferred tax assets to the amount that will more likely than not be realized.

During the years ended December 31, 2024 and 2023, a reconciliation of income tax benefit at the statutory rate of 35% and 30%, respectively to income tax benefit at the Company’s effective tax rate is as follows:

	2024	2023
Income tax benefit at statutory rate	$2,455,499	$4,357,970
Change in valuation allowance	$(2,455,499)	$(4,357,970)

The income tax provision differs from the expense that would result from applying federal statutory rates to income taxes as follows:

	2024			2023
Excepted federal statutory income tax provision/rate	$(2,284,257)	(21.0%	)	$(2,965,619)	(21.0%	)
State income taxes, net of federal benefit	(58,863)	(0.5%	)	(1,392,351)	(9.0%	)
Other	(112,379)	(1.0%	)	–	–

Income tax benefit at statutory rate	(2,455,499)	(22.6%	)	(4,357,970)	(30.0%	)
Change in valuation allowance	2,455,499	22.6%		4,357,970	30.0%
	$–	–%		$–	–%

The Company’s calculation of net operating loss carryforwards:

	2024	2023
Deferred tax assets
Net operating loss carryforwards	$24,971,010	$22,473,712
Section 174 R&D	1,275,054	1,799,825
PPE and intangible assets	915,327	416,708
State taxes	(1,569,922)	(1,554,275)
Subtotal	25,591,469	23,135,970
Valuation Allowance	(25,591,469)	(23,135,970)
Net deferred tax assets (liabilities)	$–	$–

At December 31, 2024, the Company had approximately $86,200,000 of unused net operation loss carryforwards. Unused net operating loss carryforwards may provide future benefits although there can be no assurance that these net operating losses will be realized in the future. The tax benefits of these loss carryforwards have been fully offset by valuation allowance. These losses may be used to offset future taxable income and will carryforward indefinitely.